Share Based Compensation - Summary of Recognized Share Based Compensation Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	¥ 118,490	$ 16,233	¥ 136,646	¥ 235,876
Fulfillment Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	20,653	2,829	28,573	45,979
Sales and Marketing Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	5,576	764	2,872	8,138
Product Development Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	56,895	7,795	70,164	113,965
General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	¥ 35,366	$ 4,845	¥ 35,037	¥ 67,794